Off-Balance Sheet Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 388.2	$ 356.4
Variable rate product commitments (in hundredths)	84.00%	81.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 5.6	$ 7.1
Off balance sheet instrument term	12 months